UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-10157

Franklin Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end:  7/31

Date of reporting period:  4/30/14

Item 1. Schedule of Investments.

Franklin Global Trust

Statement of Investments, April 30, 2014 (unaudited)

Franklin Global Listed Infrastructure Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 96.4%
Electric Utilities 15.9%
American Electric Power Co. Inc.	United States	950	$51,120
Duke Energy Corp.	United States	1,410	105,031
Edison International	United States	3,250	183,820
Enel SpA	Italy	46,274	261,515
Enersis SA, ADR	Chile	3,633	58,491
Exelon Corp.	United States	2,420	84,773
Iberdrola SA	Spain	24,435	170,668
ITC Holdings Corp.	United States	4,100	151,577
NextEra Energy Inc.	United States	3,620	361,457
Portland General Electric Co.	United States	4,300	143,921
SSE PLC	United Kingdom	5,170	133,050
Xcel Energy Inc.	United States	1,690	53,860
			1,759,283
Gas Utilities 2.4%
Atmos Energy Corp.	United States	2,870	146,485
ENN Energy Holdings Ltd.	China	8,300	57,864
New Jersey Resources Corp.	United States	1,090	54,206
			258,555
Independent Power & Renewable Electricity Producers 1.1%
China Longyuan Power Group Corp.	China	53,000	54,484
Enel Green Power SpA	Italy	22,677	64,803
			119,287
Multi-Utilities 15.3%
Centrica PLC	United Kingdom	33,840	188,428
Dominion Resources Inc.	United States	5,190	376,483
E.ON SE	Germany	3,230	61,766
GDF Suez	France	7,550	190,353
Hera SpA	Italy	23,627	69,549
National Grid PLC	United Kingdom	22,190	314,749
Public Service Enterprise Group Inc.	United States	3,230	132,333
RWE AG	Germany	3,250	123,913
Sempra Energy	United States	1,500	147,915
Suez Environnement Co.	France	4,500	88,330
			1,693,819
Oil, Gas & Consumable Fuels 24.4%
Altagas Ltd.	Canada	5,650	240,733
[a]Cheniere Energy Inc.	United States	3,180	179,511
El Paso Pipeline Partners LP	United States	2,575	83,816
Enbridge Inc.	Canada	9,890	477,243
Energy Transfer Equity LP	United States	3,384	157,661
Inter Pipeline Ltd.	Canada	4,250	115,551
Kinder Morgan Inc.	United States	5,480	178,977
Magellan Midstream Partners LP	United States	1,592	118,142
MarkWest Energy Partners LP	United States	738	46,745
Phillips 66 Partners LP	United States	2,243	120,270
SemGroup Corp., A	United States	1,230	78,572
Spectra Energy Corp.	United States	1,630	64,727
Targa Resources Corp.	United States	1,050	113,390
TransCanada Corp.	Canada	2,500	116,509
Ultrapar Participacoes SA, ADR	Brazil	4,442	110,561
Veresen Inc.	Canada	9,900	146,416
Western Gas Equity Partners LP	United States	2,727	133,432
The Williams Cos. Inc.	United States	5,110	215,489
			2,697,745
Transportation Infrastructure 36.5%
Abertis Infraestructuras SA	Spain	21,348	479,894
Aeroports de Paris (ADP)	France	2,290	284,726

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)
Ansaldo STS SpA	Italy	3,758	41,705
Atlantia SpA	Italy	21,074	548,135
Auckland International Airport Ltd.	New Zealand	49,113	168,101
BBA Aviation PLC	United Kingdom	29,350	153,542
China Merchants Holdings International Co. Ltd.	China	60,000	186,899
[a]China Resources and Transportation Group Ltd.	Hong Kong	400,000	17,542
COSCO Pacific Ltd.	China	124,000	166,019
Fraport AG	Germany	2,100	154,949
Groupe Eurotunnel SA	France	33,790	453,220
Grupo Aeroportuario del Pacifico SAB de CV, ADR	Mexico	1,487	89,666
Grupo Aeroportuario del Sureste SAB de CV, ADR	Mexico	759	92,788
Hutchison Port Holdings Trust	Singapore	108,000	73,440
Japan Airport Terminal Co. Ltd.	Japan	3,300	75,970
Kamigumi Co. Ltd.	Japan	15,000	142,941
Macquarie Atlas Roads Group	Australia	18,759	54,195
Mitsubishi Logistics Corp.	Japan	4,000	57,372
Qube Logistics Holdings Ltd.	Australia	28,308	58,379
SATS Ltd.	Singapore	28,000	70,804
Sydney Airport	Australia	38,802	152,110
[b]Transurban Group	Australia	66,796	445,017
Unique Zurich Airport	Switzerland	100	63,001
			4,030,415
Water Utilities 0.8%
American Water Works Co. Inc.	United States	1,880	85,596

Total Common Stocks and Other Equity Interests (Cost $9,554,831)			10,644,700
Preferred Stocks (Cost $34,498) 0.3%
Electric Utilities 0.3%
Companhia Energetica de Minas Gerais, ADR, pfd.	Brazil	4,767	35,943

Total Investments (Cost $9,589,329) 96.7%			10,680,643

Other Assets, less Liabilities 3.3%			369,874
Net Assets 100.0%			$11,050,517

a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2014, the value of this security was $445,017, representing 4.03% of net assets.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Global Trust

Statement of Investments, April 30, 2014 (unaudited)

Franklin Global Real Estate Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 98.2%
Diversified Real Estate Activities 12.7%
CapitaLand Ltd.	Singapore	414,824	$1,058,900
Hang Lung Properties Ltd.	Hong Kong	327,621	978,276
Mitsubishi Estate Co. Ltd.	Japan	240,854	5,452,854
Mitsui Fudosan Co. Ltd.	Japan	219,595	6,490,524
Sun Hung Kai Properties Ltd.	Hong Kong	161,727	2,042,226
Sun Hung Kai Properties Ltd., wts., 4/22/16	Hong Kong	13,477	9,213
Tokyo Tatemono Co. Ltd.	Japan	231,781	1,845,903
The Wharf Holdings Ltd.	Hong Kong	274,694	1,927,466
			19,805,362
Diversified REITs 12.4%
[a]Activia Properties Inc., 144A	Japan	96	804,931
American Assets Trust Inc.	United States	29,843	1,013,170
British Land Co. PLC	United Kingdom	175,871	2,050,753
Canadian REIT	Canada	23,550	970,748
Kenedix Office Investment Corp.	Japan	282	1,407,103
Land Securities Group PLC	United Kingdom	159,605	2,862,685
[a,b]Lar Espana Real Estate Socimi SA, 144A	Spain	33,471	478,239
Liberty Property Trust	United States	12,166	456,225
Mirvac Group	Australia	1,008,069	1,638,780
Spirit Realty Capital Inc.	United States	42,600	458,802
Stockland	Australia	409,068	1,478,214
Suntec REIT	Singapore	614,794	841,075
Vornado Realty Trust	United States	33,025	3,388,365
Wereldhave N.V.	Netherlands	9,500	798,216
WP Carey Inc.	United States	9,318	572,871
			19,220,177
Home Furnishings 0.3%
[b]Mohawk Industries Inc.	United States	3,050	403,850
Home Improvement Retail 0.2%
The Home Depot Inc.	United States	4,510	358,590
Hotels, Resorts & Cruise Lines 1.4%
Melia Hotels International SA	Spain	33,095	417,776
[b]NH Hoteles SA	Spain	45,792	292,204
Starwood Hotels & Resorts Worldwide Inc.	United States	18,785	1,439,870
			2,149,850
Industrial REITs 5.9%
Ascendas REIT	Singapore	313,803	573,236
[a]Ascendas REIT, 144A	Singapore	60,000	109,604
First Industrial Realty Trust Inc.	United States	24,700	453,739
Goodman Group	Australia	415,204	1,920,805
Mapletree Logistics Trust	Singapore	682,737	599,083
Nippon Prologis REIT Inc.	Japan	305	645,152
[a]Nippon Prologis REIT Inc., 144A	Japan	235	497,084
Prologis Inc.	United States	83,220	3,381,229
STAG Industrial Inc.	United States	41,333	972,566
			9,152,498
Office REITs 10.8%
Alexandria Real Estate Equities Inc.	United States	5,684	419,593
Boston Properties Inc.	United States	24,132	2,826,823
Brandywine Realty Trust	United States	76,697	1,115,941
Coresite Realty Corp.	United States	7,731	235,177
Derwent London PLC	United Kingdom	35,168	1,614,488
Digital Realty Trust Inc.	United States	14,127	754,382
Douglas Emmett Inc.	United States	34,740	958,824
Great Portland Estates PLC	United Kingdom	159,873	1,692,832
Highwoods Properties Inc.	United States	26,466	1,067,903
[a,b]Hulic REIT Inc., 144A	Japan	522	728,788

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)
Investa Office Fund	Australia	133,109	412,996
Japan Real Estate Investment Corp.	Japan	223	1,180,345
Kilroy Realty Corp.	United States	26,930	1,604,220
SL Green Realty Corp.	United States	20,559	2,152,733
			16,765,045
Real Estate Development 2.2%
China Overseas Land & Investment Ltd.	China	232,158	568,952
[b]Howard Hughes Corp.	United States	4,128	589,313
Keppel Land Ltd.	Singapore	350,646	967,801
KWG Property Holdings Ltd.	China	727,000	402,282
Sino Land Co. Ltd.	Hong Kong	630,645	943,586
			3,471,934
Real Estate Operating Companies 7.4%
Brookfield Property Partners LP	United States	29,686	572,838
Castellum AB	Sweden	44,400	755,193
Deutsche Euroshop AG	Germany	16,907	813,598
[a]Deutsche Euroshop AG, 144A	Germany	2,990	143,885
[b]Gagfah SA	Germany	39,790	628,138
Global Logistic Properties Ltd.	Singapore	654,310	1,487,543
[b]Hemfosa Fastigheter AB	Sweden	11,900	195,817
[a,b]Hemfosa Fastigheter AB, 144A	Sweden	18,225	299,896
[a,b]Hispania Activos Inmobiliarios SAU, 144A	Spain	16,355	230,053
Hong Kong Land Holdings Ltd.	Hong Kong	343,459	2,404,213
Hufvudstaden AB, A	Sweden	75,146	1,097,865
Hysan Development Co. Ltd.	Hong Kong	235,624	1,013,570
LEG Immobilien AG	Germany	2,650	176,746
[a]LEG Immobilien AG, 144A	Germany	15,864	1,058,075
Unite Group PLC	United Kingdom	79,143	565,133
[a]Unite Group PLC, 144A	United Kingdom	4,473	31,940
			11,474,503
Residential REITs 7.7%
Apartment Investment & Management Co., A	United States	38,097	1,174,531
AvalonBay Communities Inc.	United States	15,448	2,109,424
Boardwalk REIT	Canada	18,109	1,020,733
Camden Property Trust	United States	5,536	379,161
Equity Lifestyle Properties Inc.	United States	20,602	862,606
Equity Residential	United States	43,223	2,569,175
Essex Property Trust Inc.	United States	11,100	1,923,186
Post Properties Inc.	United States	11,796	592,277
UDR Inc.	United States	53,997	1,396,362
			12,027,455
Retail REITs 24.1%
CapitaMall Trust	Singapore	23,894	38,025
[a]CapitaMall Trust, 144A	Singapore	140,900	224,231
CBL & Associates Properties Inc.	United States	19,253	349,827
DDR Corp.	United States	49,690	853,177
Eurocommercial Properties NV	Netherlands	16,614	762,623
Federal Realty Investment Trust	United States	11,640	1,368,165
Federation Centres	Australia	465,835	1,077,516
General Growth Properties Inc.	United States	107,516	2,469,642
Hammerson PLC	United Kingdom	194,543	1,874,389
Japan Retail Fund Investment Corp.	Japan	310	622,972
Kimco Realty Corp.	United States	93,451	2,141,897
Klepierre	France	39,718	1,820,674
The Link REIT	Hong Kong	411,466	2,045,959
The Macerich Co.	United States	14,793	960,214
Ramco-Gershenson Properties Trust	United States	37,681	620,983
Realty Income Corp.	United States	16,924	735,348
Regency Centers Corp.	United States	13,681	717,295
RioCan REIT	Canada	43,733	1,086,492
Simon Property Group Inc.	United States	45,410	7,865,012
Taubman Centers Inc.	United States	6,771	493,200
Unibail-Rodamco SE	France	19,316	5,210,318

Franklin Global Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)
Weingarten Realty Investors	United States	25,160	784,992
Westfield Group	Australia	212,468	2,161,225
Westfield Retail Trust	Australia	382,381	1,133,129
			37,417,305
Specialized REITs 13.1%
CDL Hospitality Trusts	Singapore	293,798	420,682
CubeSmart	United States	21,747	404,494
Extra Space Storage Inc.	United States	29,671	1,552,684
HCP Inc.	United States	45,854	1,919,449
Health Care REIT Inc.	United States	39,858	2,514,641
Host Hotels & Resorts Inc.	United States	144,320	3,095,664
Pebblebrook Hotel Trust	United States	46,060	1,586,306
Public Storage	United States	18,888	3,315,033
Sabra Health Care REIT Inc.	United States	26,260	787,012
Senior Housing Properties Trust	United States	36,771	863,015
Sunstone Hotel Investors Inc.	United States	50,105	717,003
Ventas Inc.	United States	48,709	3,218,691
			20,394,674
Total Common Stocks and Other Equity Interests (Cost $114,098,959)			152,641,243
		Principal Amount

Short Term Investments (Cost $2,000,000) 1.3%
Time Deposits 1.3%
Royal Bank of Canada, 0.05%, 5/01/14	Canada	$2,000,000	2,000,000
Total Investments (Cost $116,098,959) 99.5%			154,641,243
Other Assets, less Liabilities 0.5%			816,442
Net Assets 100.0%			$155,457,685

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
April 30, 2014, the aggregate value of these securities was $4,606,726, representing 2.96% of net assets.
b Non-income producing.

ABBREVIATIONS
Selected Portfolio

REIT - Real Estate Investment Trust

Franklin Global Trust

Statement of Investments, April 30, 2014 (unaudited)

Franklin International Growth Fund	Country	Shares	Value
Common Stocks 97.0%
Aerospace & Defense 2.8%
MTU Aero Engines AG	Germany	90,000	$8,468,440
Banks 4.7%
Bank of Nova Scotia	Canada	118,201	7,182,324
[a,b]Irish Bank Resolution Corp. Ltd.	Ireland	11,500	—
United Overseas Bank Ltd.	Singapore	415,312	7,208,990
			14,391,314
Biotechnology 5.3%
[a]Alkermes PLC	United States	172,000	7,956,720
CSL Ltd.	Australia	130,000	8,263,846
			16,220,566
Capital Markets 5.1%
Aberdeen Asset Management PLC	United Kingdom	1,100,000	8,109,126
Azimut Holding SpA	Italy	235,000	7,318,520
			15,427,646
Chemicals 10.8%
Sika AG	Switzerland	1,790	7,238,096
Symrise AG	Germany	150,000	7,568,910
Syngenta AG	Switzerland	22,935	9,083,839
Umicore SA	Belgium	180,000	8,820,511
			32,711,356
Diversified Financial Services 2.2%
Deutsche Boerse AG	Germany	89,700	6,568,757
Electronic Equipment, Instruments & Components 2.2%
YASKAWA Electric Corp.	Japan	580,000	6,542,804
Energy Equipment & Services 5.5%
Fugro NV, IDR	Netherlands	125,000	8,273,781
WorleyParsons Ltd.	Australia	530,000	8,276,294
			16,550,075
Health Care Equipment & Supplies 7.2%
Cochlear Ltd.	Australia	136,353	7,433,976
Elekta AB, B	Sweden	580,520	8,124,155
Essilor International SA	France	60,000	6,416,355
			21,974,486
Hotels, Restaurants & Leisure 2.5%
Whitbread PLC	United Kingdom	108,000	7,439,355
Household Products 2.6%
Reckitt Benckiser Group PLC	United Kingdom	98,650	7,952,690
Internet & Catalog Retail 3.7%
Start Today Co. Ltd.	Japan	310,000	6,487,526
[a]Vipshop Holdings Ltd., ADR	China	34,000	4,766,460
			11,253,986
Internet Software & Services 2.6%
MercadoLibre Inc.	Argentina	83,000	7,741,410
Machinery 2.4%
Weir Group PLC	United Kingdom	160,000	7,266,932
Media 2.5%
ITV PLC	United Kingdom	2,500,000	7,682,965
Multiline Retail 2.6%
Dollarama Inc.	Canada	96,000	7,984,453

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)
Personal Products 1.0%
Hengan International Group Co. Ltd.	China	288,000	3,029,389
Pharmaceuticals 2.7%
Roche Holding AG	Switzerland	27,700	8,119,752
Professional Services 5.1%
Experian PLC	United Kingdom	395,904	7,595,519
SGS SA	Switzerland	3,180	7,930,580
			15,526,099
Road & Rail 2.6%
DSV AS, B	Denmark	238,000	7,939,895
Semiconductors & Semiconductor Equipment 4.9%
ARM Holdings PLC	United Kingdom	427,160	6,426,704
[c]ASML Holding NV	Netherlands	103,000	8,491,453
			14,918,157
Software 8.0%
[a]Check Point Software Technologies Ltd.	Israel	111,000	7,110,660
Dassault Systemes SA	France	73,000	8,975,170
The Sage Group PLC	United Kingdom	1,156,892	8,326,399
			24,412,229
Textiles, Apparel & Luxury Goods 5.2%
Burberry Group PLC	United Kingdom	345,000	8,645,646
Luxottica Group SpA, ADR	Italy	125,000	7,155,000
			15,800,646
Trading Companies & Distributors 2.8%
Noble Group Ltd.	Hong Kong	8,150,318	8,354,466
Total Common Stocks (Cost $261,407,102)			294,277,868
Short Term Investments (Cost $9,599,585) 3.2%
Money Market Funds 3.2%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	United States	9,599,585	9,599,585
Total Investments (Cost $271,006,687) 100.2%			303,877,453
Other Assets, less Liabilities (0.2)%			(486,466)
Net Assets 100.0%			$303,390,987

a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days.
c A portion or all of the security purchased on a delayed delivery basis.
d The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Franklin Global Trust
Statement of Investments, April 30, 2014 (unaudited)

Franklin International Small Cap Growth Fund	Country	Shares	Value
Common Stocks 95.7%
Air Freight & Logistics 3.9%
Panalpina Welttransport Holding AG	Switzerland	50,085	$7,852,900
TNT Express NV	Netherlands	3,016,300	27,155,531
[a]TNT Express NV, 144A	Netherlands	4,479,600	40,329,516
			75,337,947
Beverages 3.4%
C&C Group PLC	Ireland	10,854,130	64,593,881
Building Products 3.5%
Uponor OYJ	Finland	3,367,788	66,666,521
Capital Markets 3.2%
ARA Asset Management Ltd.	Singapore	26,802,812	39,019,729
[b]RHJ International	Belgium	4,482,971	21,952,283
			60,972,012
Chemicals 3.2%
Alent PLC	United Kingdom	11,369,800	61,111,653
Construction & Engineering 2.6%
Keller Group PLC	United Kingdom	1,491,463	25,152,208
Morgan Sindall PLC	United Kingdom	1,839,400	24,708,762
			49,860,970
Distributors 1.5%
Headlam Group PLC	United Kingdom	3,555,490	28,592,134
Diversified Consumer Services 0.2%
Dignity PLC	United Kingdom	174,501	4,218,316
Diversified Financial Services 3.9%
[b]Kennedy Wilson Europe Real Estate PLC	Jersey Islands	929,400	15,971,606
[a,b]Kennedy Wilson Europe Real Estate PLC, 144A	Jersey Islands	3,405,700	58,526,468
			74,498,074
Electrical Equipment 3.7%
Prysmian SpA	Italy	2,760,129	71,752,665
Food & Staples Retailing 3.7%
Sligro Food Group NV	Netherlands	1,713,645	71,790,483
Household Products 0.4%
McBride PLC	United Kingdom	5,068,920	8,375,010
Insurance 17.2%
[b]Arch Capital Group Ltd.	United States	1,015,417	58,203,703
Direct Line Insurance Group PLC	United Kingdom	14,997,700	63,332,016
Euler Hermes SA	France	606,116	73,107,916
Fairfax Financial Holdings Ltd.	Canada	162,100	70,678,883
RenaissanceRe Holdings Ltd.	United States	632,500	64,015,325
			329,337,843
IT Services 3.7%
[b,c]Optimal Payments PLC	United Kingdom	11,168,906	71,457,529
Leisure Products 3.6%
[b]Beneteau	France	2,281,800	39,487,278
Sankyo Co. Ltd.	Japan	719,900	28,772,053
			68,259,331
Machinery 7.9%
Valmet Corp.	Finland	2,264,973	26,266,873
Vesuvius PLC	United Kingdom	9,209,900	64,824,181

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust
Statement of Investments, April 30, 2014 (unaudited) (continued)
Zardoya Otis SA	Spain	3,411,043	59,809,937
			150,900,991
Marine 1.6%
Irish Continental Group PLC	Ireland	754,355	30,310,170
Media 1.7%
ASATSU-DK Inc.	Japan	1,444,600	32,634,590
Personal Products 2.5%
[c]Aderans Co. Ltd.	Japan	3,418,500	48,563,370
Professional Services 7.0%
Experian PLC	United Kingdom	1,625,352	31,182,793
Michael Page International PLC	United Kingdom	9,893,870	78,122,861
Sthree PLC	United Kingdom	3,681,360	25,199,812
			134,505,466
Real Estate Investment Trusts 4.6%
Green REIT PLC	Ireland	35,175,881	58,555,178
[a,c]Irish Residential Properties REIT PLC, 144A	Ireland	20,000,000	28,576,319
			87,131,497
Real Estate Management & Development 2.8%
Daibiru Corp.	Japan	839,900	8,365,309
Savills PLC	United Kingdom	4,474,933	45,419,230
			53,784,539
Specialty Retail 4.1%
[b]Carpetright PLC	United Kingdom	3,006,605	29,818,267
[b]JUMBO SA	Greece	2,984,692	48,235,248
			78,053,515
Trading Companies & Distributors 4.4%
Grafton Group PLC	Ireland	8,609,832	84,516,702
Transportation Infrastructure 1.4%
Flughafen Wien AG	Austria	276,890	27,152,156

Total Common Stocks (Cost $1,440,796,736)			1,834,377,365
Preferred Stocks (Cost $182,983) 0.0%†
Household Products 0.0%†
[b,d]McBride PLC, pfd., B	United Kingdom	86,171,640	145,466

Total Investments before Short Term Investments (Cost $1,440,979,719)			1,834,522,831
		Principal Amount*
Short Term Investments 4.5%
Time Deposits 4.5%
Bank of Montreal, 0.04%, 5/01/14	Canada	23,000,000	23,000,000
Royal Bank of Canada, 0.05%, 5/01/14	Canada	63,000,000	63,000,000
Total Time Deposits (Cost $86,000,000)			86,000,000
Total Investments (Cost $1,526,979,719) 100.2%			1,920,522,831
Other Assets, less Liabilities (0.2)%			(3,650,959)
Net Assets 100.0%			$1,916,871,872

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
April 30, 2014, the aggregate value of these securities was $127,432,303, representing 6.65% of net assets.
b Non-income producing.

Franklin Global Trust
Statement of Investments, April 30, 2014 (unaudited) (continued)
c See Note 6 regarding holdings of 5% voting securities.
d See Note 5 regarding restricted securities.

ABBREVIATIONS
Selected Portfolio

REIT - Real Estate Investment Trust

Franklin Global Trust
Statement of Investments, April 30, 2014 (unaudited)

Franklin Large Cap Equity Fund	Country	Shares	Value
Common Stocks 96.1%
Aerospace & Defense 1.9%
United Technologies Corp.	United States	23,800	$2,816,254
Air Freight & Logistics 1.0%
United Parcel Service Inc., B	United States	15,000	1,477,500
Auto Components 2.3%
BorgWarner Inc.	United States	56,000	3,479,840
Banks 4.4%
Bank of America Corp.	United States	172,000	2,604,080
BB&T Corp.	United States	55,000	2,053,150
JPMorgan Chase & Co.	United States	36,000	2,015,280
			6,672,510
Beverages 3.1%
Diageo PLC, ADR	United Kingdom	20,900	2,566,102
PepsiCo Inc.	United States	23,800	2,044,182
			4,610,284
Biotechnology 5.3%
[a]Celgene Corp.	United States	21,000	3,087,210
[a]Gilead Sciences Inc.	United States	43,000	3,375,070
[a]Regeneron Pharmaceuticals Inc.	United States	5,000	1,484,450
			7,946,730
Capital Markets 5.3%
BlackRock Inc.	United States	10,500	3,160,500
Morgan Stanley	United States	68,000	2,103,240
T. Rowe Price Group Inc.	United States	32,500	2,669,225
			7,932,965
Chemicals 3.2%
Cytec Industries Inc.	United States	22,200	2,116,104
Praxair Inc.	United States	21,100	2,754,605
			4,870,709
Communications Equipment 1.9%
QUALCOMM Inc.	United States	37,100	2,920,141
Construction & Engineering 1.9%
Chicago Bridge & Iron Co. NV, N.Y. shs.	United States	36,500	2,922,555
Consumer Finance 1.9%
American Express Co.	United States	33,200	2,902,676
Electrical Equipment 2.9%
AMETEK Inc.	United States	43,000	2,266,960
Rockwell Automation Inc.	United States	18,000	2,145,240
			4,412,200
Electronic Equipment, Instruments & Components 2.1%
[a]Trimble Navigation Ltd.	United States	82,000	3,151,260
Energy Equipment & Services 1.5%
Schlumberger Ltd.	United States	22,500	2,284,875
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	United States	16,300	1,885,584
Food Products 1.8%
Mondelez International Inc., A	United States	75,500	2,691,575

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	United States	87,600	3,393,624
Covidien PLC	United States	19,000	1,353,750
			4,747,374
Health Care Providers & Services 2.0%
[a]Express Scripts Holding Co.	United States	44,800	2,982,784
Health Care Technology 0.9%
[a]Cerner Corp.	United States	25,000	1,282,500
Hotels, Restaurants & Leisure 2.0%
Starbucks Corp.	United States	42,000	2,966,040
Industrial Conglomerates 1.3%
Danaher Corp.	United States	27,200	1,995,936
Insurance 2.0%
ACE Ltd.	United States	30,000	3,069,600
Internet & Catalog Retail 1.4%
[a]Amazon.com Inc.	United States	7,000	2,128,910
Internet Software & Services 2.4%
[a]Facebook Inc., A	United States	24,000	1,434,720
[a]Google Inc., A	United States	2,000	1,069,760
[a]Google Inc., C	United States	2,000	1,053,320
			3,557,800
IT Services 4.1%
International Business Machines Corp.	United States	18,600	3,654,342
MasterCard Inc., A	United States	33,000	2,427,150
			6,081,492
Machinery 2.3%
Cummins Inc.	United States	22,900	3,454,465
Media 4.0%
Comcast Corp., A	United States	30,000	1,552,800
[a]Discovery Communications Inc., A	United States	30,000	2,277,000
The Walt Disney Co.	United States	27,400	2,173,916
			6,003,716
Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum Corp.	United States	36,000	3,564,720
Chevron Corp.	United States	33,000	4,142,160
Marathon Oil Corp.	United States	69,900	2,526,885
[a]Southwestern Energy Co.	United States	46,000	2,202,480
			12,436,245
Personal Products 1.9%
Estee Lauder Cos. Inc., A	United States	40,000	2,902,800
Pharmaceuticals 2.0%
Roche Holding AG, ADR	Switzerland	80,000	2,932,000
Semiconductors & Semiconductor Equipment 3.1%
[a]Lam Research Corp.	United States	30,000	1,728,300
Microchip Technology Inc.	United States	60,000	2,852,400
			4,580,700
Software 3.3%
[a]Fortinet Inc.	United States	67,000	1,472,660
[a]Red Hat Inc.	United States	43,000	2,091,950
[a]Salesforce.com Inc.	United States	27,000	1,394,550
			4,959,160
Specialty Retail 1.8%
Lowe's Cos. Inc.	United States	60,000	2,754,600

Franklin Global Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)
Technology Hardware, Storage & Peripherals 4.6%
Apple Inc.	United States	8,000	4,720,720
[a]Stratasys Ltd.	United States	23,000	2,228,010
			6,948,730
Textiles, Apparel & Luxury Goods 3.7%
[a]Lululemon Athletica Inc.	United States	49,000	2,250,570
NIKE Inc., B	United States	44,700	3,260,865
			5,511,435
Total Common Stocks (Cost $113,030,723)			144,273,945
Short Term Investments (Cost $5,752,803) 3.8%
Money Market Funds 3.8%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	5,752,803	5,752,803
Total Investments (Cost $118,783,526) 99.9%			150,026,748
Other Assets, less Liabilities 0.1%			88,201
Net Assets 100.0%			$150,114,949

a Non-income producing.
b The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Global Trust

Consolidated Statement of Investments, April 30, 2014 (unaudited)

Franklin Templeton Emerging Market Debt Opportunities Fund	Country/Organization	Warrants		Value
Warrants 3.4%
[a]Central Bank of Nigeria, wts., 11/15/20	Nigeria	64,000		$9,760,000
[a]Government of Venezuela, Oil Value Recovery wts., 4/15/20	Venezuela	450,000		10,575,000
Total Warrants (Cost $24,363,218)				20,335,000
		Principal Amount*
Quasi-Sovereign and Corporate Bonds 26.9%
Banks 4.2%
[b]Fidelity Bank PLC, senior note, 144A, 6.875%, 5/09/18	Nigeria	10,000,000		9,625,000
[c]HSBK (Europe) BV, senior note, Reg S, 7.25%, 5/03/17	Kazakhstan	5,000,000		5,327,825
[b]National Savings Bank, senior note, 144A, 8.875%, 9/18/18	Sri Lanka	9,400,000		10,469,250
				25,422,075
Beverages 1.0%
CEDC Finance Corp. International Inc.,
[d] secured note, PIK, 10.00%, 4/30/18	Russia	2,119,173		1,729,272
senior secured note, first lien, 9.00% to 4/30/15, 10.00% thereafter, 4/30/18	Russia	4,500,791		4,151,980
				5,881,252
Chemicals 0.9%
[b]Braskem Finance Ltd., senior note, 144A, 5.375%, 5/02/22	Brazil	4,450,000		4,443,503
[b]Mexichem SAB de CV, senior note, 144A, 4.875%, 9/19/22	Mexico	1,100,000		1,119,250
				5,562,753
Commercial Services & Supplies 0.3%
[c]Red de Carreteras de Occidente Sapib de CV, secured bond, Reg S, 9.00%, 6/10/28	Mexico	26,000,000	MXN	1,853,879
Diversified Financial Services 1.4%
[e,f]Sphynx Capital Markets (National Investment Bank of Ghana), PTN, zero cpn., 2/05/09	Ghana	8,000,000		8,260,592
Diversified Telecommunication Services 2.2%
[b]Bharti Airtel International Netherlands BV, senior note, 144A, 5.125%, 3/11/23	India	6,000,000		5,907,000
[c]Empresa de Telecommunicaciones de Bogota SA, senior note, Reg S, 7.00%, 1/17/23	Colombia	13,000,000,000	COP	6,287,285
[c]Oi SA, senior note, Reg S, 9.75%, 9/15/16	Brazil	3,100,000	BRL	1,277,231
				13,471,516
Food & Staples Retailing 1.7%
[c]Cencosud SA, senior note, Reg S, 4.875%, 1/20/23	Chile	4,409,000		4,303,382
[b]JBS Investments GMBH, senior note, 144A, 7.25%, 4/03/24	Brazil	5,900,000		5,992,188
				10,295,570
Food Products 0.9%
[c]Agrokor DD, senior bond, Reg S, 9.875%, 5/01/19	Croatia	3,600,000	EUR	5,684,454
Independent Power & Renewable Electricity Producers 0.5%
[c,g] Cia Energetica de Sao Paulo, senior note, Reg S, Index Linked, 9.75%, 1/15/15	Brazil	4,000,000	BRL	2,664,159
Metals & Mining 1.9%
[c]Ferrexpo Finance PLC, senior bond, Reg S, 7.875%, 4/07/16	Ukraine	6,500,000		5,831,930
[c]Vedanta Resources PLC, senior note, Reg S, 9.50%, 7/18/18	India	4,900,000		5,519,850
				11,351,780
Municipal Bonds 3.5%
Province Del Neuquen,
[b] secured note, 144A, 7.875%, 4/26/21	Argentina	4,675,000		4,669,063
[c] secured note, Reg S, 7.875%, 4/26/21	Argentina	5,894,750		5,887,263
[c] senior secured note, Reg S, 8.656%, 10/18/14	Argentina	287,475		289,631
Province of Salta Argentina, senior secured note,
[b] 144A, 9.50%, 3/16/22	Argentina	4,235,400		4,228,602
[c] Reg S, 9.50%, 3/16/22	Argentina	5,942,737		5,933,199
				21,007,758
Oil, Gas & Consumable Fuels 2.3%
[b]Georgian Oil & Gas Corp., 144A, 6.875%, 5/16/17	Georgia	5,000,000		5,225,000
Petro Co. of Trinidad and Tobago Ltd., senior note,
[b] 144A, 6.00%, 5/08/22	Trinidad and Tobago	850,000		922,250

Quarterly Consolidated Statement of Investments. | See Notes to Statements of Investments.

Franklin Global Trust

Consolidated Statement of Investments, April 30, 2014 (unaudited) (continued)

[c] Reg S, 6.00%, 5/08/22	Trinidad and Tobago	1,841,667			2,000,363
[c]State Oil Co., Government of Azerbaijan, senior note, Reg S, 4.75%, 3/13/23	Azerbaijan	6,200,000			5,980,210
					14,127,823
Paper & Forest Products 0.7%
[b,h]Masisa SA, senior note, 144A, 9.50%, 5/05/19	Chile	4,300,000			4,305,375

Real Estate Management & Development 1.8%
[c]Franshion Development Ltd., senior note, Reg S, 6.75%, 4/15/21	China	4,800,000			4,920,000
[c]Longfor Properties Co. Ltd., senior note, Reg S, 6.75%, 1/29/23	China	500,000			465,937
[c]Yuexiu Property Co. Ltd., senior note, Reg S, 4.50%, 1/24/23	China	6,200,000			5,528,509
					10,914,446
Road & Rail 0.5%
[b]Georgian Railway LLC, senior bond, 144A, 7.75%, 7/11/22	Georgia	2,900,000			3,150,125

Specialty Retail 1.6%
[b]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	6,800,000		EUR	9,419,424

Textiles, Apparel & Luxury Goods 0.9%
[b]Golden Legacy PTE Ltd., senior note, 144A, 9.00%, 4/24/19	Indonesia	5,300,000			5,379,500

Thrifts & Mortgage Finance 0.1%
[e]Astana Finance BV, 7.875%, 6/08/10	Kazakhstan	2,300,000		EUR	422,749

Transportation Infrastructure 0.1%
[g]Concessionaria Ecovias Dos Imigrantes SA, senior note, Index Linked, 3.80%, 4/15/20	Brazil	1,600	[i]	BRL	695,211

Wireless Telecommunication Services 0.4%
[b]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	2,500,000			2,639,063

Total Quasi-Sovereign and Corporate Bonds (Cost $152,141,324)					162,509,504
Loan Participations and Assignments 10.6%
[b]Alfa Bond Issuance PLC (Alfa Bank OJSC), 144A, 7.50%, 9/26/19	Russia	4,400,000			4,316,752
[c]Credit Suisse First Boston International (City of Kyiv), secured bond, Reg S, 8.00%,
11/06/15	Ukraine	9,400,000			7,446,868
[c]Federal Grid Co. OJSC (Federal Finance Ltd.), Reg S, 8.446%, 3/13/19	Russia	200,000,000		RUB	5,164,690
[f,j]Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN, 0.75%, 1/01/28	Iraq	346,899,241		JPY	2,329,937
[f,j]Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.75%, 1/01/28	Iraq	607,094,684		JPY	4,077,530
[c]Mozambique EMATUM Finance 2020 BV (Republic of Mozambique), Reg S, 6.305%,
9/11/20	Mozambique	12,000,000			11,647,500
RSHB Capital SA (Russian Agricultural Bank OJSC), senior sub. note,
[c] Reg S, 6.00%, 6/03/21	Russia	600,000			564,429
[b] 144A, 6.00% to 6/03/16, FRN thereafter, 6/03/21	Russia	7,000,000			6,585,005
[c]RZD Capital PLC (Russian Railways), senior note, Reg S, 8.30%, 4/02/19	Russia	300,000,000		RUB	7,740,257
[c]SSB #1 PLC (OJSC State Savings Bank of Ukraine), senior note, Reg S,
8.25%, 3/10/16	Ukraine	15,000,000			11,925,000
8.875%, 3/20/18	Ukraine	3,400,000			2,574,480
Total Loan Participations and Assignments (Cost $69,674,661)					64,372,448
Credit-Linked Notes (Cost $811,709) 0.1%
[b]ING Bank NV, (Government of Ukraine), 144A, 5.50%, 8/25/15	Ukraine	6,600,000		UAH	485,419

Foreign Government and Agency Securities 54.2%
Banque Centrale de Tunisie,
[c] Reg S, 4.50%, 6/22/20	Tunisia	3,961,000		EUR	5,545,140
senior bond, 4.30%, 8/02/30	Tunisia	610,000,000		JPY	4,431,109
senior bond, 4.20%, 3/17/31	Tunisia	680,000,000		JPY	5,020,597
The Development and Investment Projects Fund of the Jordan Armed Forces and
Security Corps., senior note, 6.14%, 12/16/19	Jordan	2,640,000			2,613,600
[j]Government of Angola, senior note, FRN, 6.597%, 12/20/23	Angola	11,900,000			11,900,000
[e]Government of Argentina, 11.75%, 5/20/11	Argentina	3,000,000		DEM	1,067,088
[b]Government of Armenia, senior note, 144A, 6.00%, 9/30/20	Armenia	600,000			618,375
[j]Government of Bosnia & Herzegovina,
FRN, 1.188%, 12/11/17	Bosnia & Herzegovina	2,400,000		DEM	1,512,860

Franklin Global Trust

Consolidated Statement of Investments, April 30, 2014 (unaudited) (continued)

senior bond, B, FRN, 1.125%, 12/11/21	Bosnia & Herzegovina	21,433,333		DEM	12,693,581
[b]Government of Costa Rica, 144A, 10.58%,
9/23/15	Costa Rica	3,400,000,000		CRC	6,495,985
6/22/16	Costa Rica	1,660,000,000		CRC	3,193,834
[b]Government of the Dominican Republic, 144A,
11.70%, 6/06/14	Dominican Republic	60,000,000		DOP	1,391,563
12.50%, 2/09/18	Dominican Republic	149,000,000		DOP	3,454,286
[j]Government of Ecuador, FRN, 1.188%, 2/27/15	Ecuador	193,639			176,695
[c]Government of El Salvador, senior bond, Reg S, 7.65%, 6/15/35	El Salvador	16,400,000			17,182,608
Government of Georgia,
[b] 144A, 6.875%, 4/12/21	Georgia	4,900,000			5,298,125
[c] Reg S, 6.875%, 4/12/21	Georgia	200,000			216,250
Government of Ghana,
13.00%, 6/02/14	Ghana	2,100,000		GHS	735,234
23.00%, 8/21/17	Ghana	7,900,000		GHS	2,726,770
[c,e] Government of Grenada, Reg S, 6.00% to 9/15/15, 8.00% to 9/15/17, 8.50% to 9/15/18,
9.00% thereafter, 9/15/15	Grenada	9,800,000			3,246,250
Government of Honduras,
[b] 144A, 7.50%, 3/15/24	Honduras	3,200,000			3,208,000
[c] Reg S, 7.50%, 3/15/24	Honduras	400,000			401,000
[b] senior note, 144A, 8.75%, 12/16/20	Honduras	1,200,000			1,317,000
Government of Hungary,
6.00%, 1/11/19	Hungary	4,000,000		EUR	6,270,144
[c] senior note, Reg S, 3.875%, 2/24/20	Hungary	7,000,000		EUR	10,063,858
[c]Government of Iraq, Reg S, 5.80%, 1/15/28	Iraq	17,000,000			15,272,120
[b,j]Government of Ivory Coast, 144A, FRN, 5.75%, 12/31/32	Ivory Coast	4,854,000			4,594,991
Government of Macedonia, senior bond, 4.625%, 12/08/15	Macedonia	4,242,000		EUR	5,998,515
[c]Government of Mongolia, Reg S, 5.125%, 12/05/22	Mongolia	10,500,000			8,916,338
Government of Montenegro, 7.875%, 9/14/15	Republic of Montenegro	4,900,000		EUR	7,169,635
Government of Nigeria, 16.39%, 1/27/22	Nigeria	828,000,000		NGN	5,979,382
[b]Government of Paraguay, 144A, 4.625%, 1/25/23	Paraguay	5,950,000			5,927,688
[b]Government of Peru, senior bond, 144A,
6.95%, 8/12/31	Peru	28,800,000		PEN	10,521,002
6.85%, 2/12/42	Peru	4,200,000		PEN	1,463,335
[c]Government of Russia, senior bond, Reg S, 7.50%, 3/31/30	Russia	4,795,000			5,351,460
[c]Government of Rwanda, Reg S, 6.625%, 5/02/23		10,073,000			10,154,843
[c]Government of Seychelles, Reg S, 5.00% to 1/01/15, 7.00% to 1/01/18, 8.00%
thereafter, 1/01/26	Republic of Seychelles	10,500,000			9,536,152
Government of South Africa,
8.00%, 12/21/18	South Africa	121,800,000		ZAR	11,677,055
[k] Index Linked, 2.25%, 1/31/38	South Africa	43,722,756		ZAR	4,401,446
Government of Turkey,
[j] FRN, 10.32%, 1/04/17	Turkey	1,940,000		TRY	931,123
[k] Index Linked, 4.00%, 4/29/15	Turkey	8,776,339		TRY	4,246,164
Government of Uganda,
10.25%, 1/01/15	Uganda	12,430,000,000		UGX	4,916,868
10.00%, 5/21/15	Uganda	1,450,000,000		UGX	568,348
10.25%, 4/21/16	Uganda	2,200,000,000		UGX	830,104
10.75%, 2/22/18	Uganda	2,200,000,000		UGX	804,868
[b]Government of Ukraine, 144A, 9.25%, 7/24/17	Ukraine	2,400,000			2,170,500
[k]Government of Uruguay, senior bond, Index Linked, 3.70%, 6/26/37	Uruguay	422,904,545		UYU	18,273,222
Government of Venezuela,
[c] Reg S, 6.00%, 12/09/20	Venezuela	11,000,000			8,009,375
senior bond, 7.65%, 4/21/25	Venezuela	1,000,000			746,250
International Finance Corp., senior note, 7.75%, 12/03/16	Supranational[l]	705,000,000		INR	11,795,527
Kenya Treasury Bond, 11.00%, 9/15/25	Kenya	305,000,000		KES	3,579,465
[j]Mexican Bondes Desarroll, FRN, 3.49%, 3/12/15	Mexico	350,000	[m]	MXN	2,672,369
[k]Mexican Udibonos, Index Linked, 4.00%, 11/15/40	Mexico	1,905,516	[n]	MXN	15,465,210
[e,o]NK Debt Corp.,
144A, zero cpn., 3/12/20	North Korea	4,250,000		DEM	108,517
Reg S, zero cpn., 3/12/20	North Korea	18,000,000		DEM	459,603
Reg S, zero cpn., 3/12/20	North Korea	2,000,000		CHF	81,804
[g]Nota Do Tesouro Nacional, Index Linked, 6.00%,
8/15/20	Brazil	7,890	[i]	BRL	8,518,965

Franklin Global Trust
Consolidated Statement of Investments, April 30, 2014 (unaudited) (continued)

8/15/24	Brazil	8,000	[i]	BRL	8,539,351
8/15/30	Brazil	6,950	[i]	BRL	7,238,430
Serbia Treasury Note, 10.00%, 2/21/16	Serbia	500,000,000		RSD	6,022,946
[c,j]Tanzania Government International Bond, Reg S, FRN, 6.332%, 3/09/20	United Republic of Tanzania	4,200,000			4,406,850
Total Foreign Government and Agency Securities (Cost $340,368,749)					328,129,773
		Units
Private Limited Partnership Fund (Cost $3,874,972) 0.2%
Diversified Financial Services 0.2%
[a,o,p,q]Global Distressed Alpha Fund III LP	Bermuda	3,699,833			1,377,744
Total Investments before Short Term Investments (Cost $591,234,633)					577,209,888
Short Term Investments 2.1%
		Principal Amount*
Foreign Government and Agency Securities 1.8%
[r]Kenya Treasury Bills, 8/11/14 - 5/04/15	Kenya	285,100,000		KES	3,074,302
[r]Nigeria Treasury Bills, 8/07/14 - 3/05/15	Nigeria	1,370,000,000		NGN	7,833,510
Total Foreign Government and Agency Securities (Cost $10,689,743)					10,907,812
Total Investments before Money Market Funds (Cost $601,924,376)					588,117,700
		Shares
Money Market Funds (Cost $1,565,863) 0.3%
[p,s]Institutional Fiduciary Trust Money Market Portfolio	United States	1,565,863			1,565,863
Total Investments (Cost $603,490,239) 97.5%					589,683,563
Other Assets, less Liabilities 2.5%					15,320,297
Net Assets 100.0%					$605,003,860

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a See Note 7 regarding investment in Alternative Strategies Ltd.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
April 30, 2014, the aggregate value of these securities was $138,536,453, representing 22.90% of net assets.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2014, the aggregate value of these securities was $215,120,575, representing 35.56% of net assets.
d Income may be received in additional securities and/or cash.
e Defaulted security or security for which income has been deemed uncollectible.
f Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2014, the aggregate value of these securities was $14,668,059, representing 2.42% of net assets.
g Redemption price at maturity is adjusted for inflation.
h Security purchased on a when-issued basis.
i Principal amount is stated in 1,000 Brazilian Real Units.
j The coupon rate shown represents the rate at period end.
k Principal amount of security is adjusted for inflation.
l A supranational organization is an entity formed by two or more central governments through international treaties.
m Principal amount is stated in 100 Mexican Peso Units.
n Principal amount is stated in Unidad de Inversion Units.
o See Note 5 regarding restricted securities.
p Non-income producing.
q The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
r The security is traded on a discount basis with no stated coupon rate.
s The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Global Trust
Consolidated Statement of Investments, April 30, 2014 (unaudited) (continued)

At April 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	CITI	Sell	17,000,000	$23,551,936	6/16/14	$-	$(27,673)
Euro	MSCO	Sell	17,000,000	23,567,270	6/16/14	-	(12,339)
Euro	RBCCM	Sell	18,000,000	24,951,240	6/16/14	-	(15,405)
Japanese Yen	CITI	Sell	1,000,000,000	9,693,692	6/16/14	-	(92,890)
Japanese Yen	RBCCM	Sell	700,000,000	6,768,209	6/16/14	-	(82,398)
Net Unrealized appreciation (depreciation)
							$(230,705)

[a] May be comprised of multiple contracts using the same currency and settlement date.

ABBREVIATIONS

Counterparty

CITI - Citibank N.A.
MSCO - Morgan Stanley
RBCCM - Royal Bank of Canada

Currency

BRL - Brazilian Real
CHF - Swiss Franc
COP - Colombian Peso
CRC - Costa Rican Colon
DEM - Deutsche Mark
DOP - Dominican Peso
EUR - Euro
GHS - Ghanaian Cedi
INR - Indian Rupee
JPY - Japanese Yen
KES - Kenyan Shilling
MXN - Mexican Peso
NGN - Nigerian Naira
PEN - Peruvian Nuevo Sol
RSD - Serbian Dinar
RUB - Russian Ruble
TRY - Turkish Lira
UAH - Ukraine Hryvnia
UGX - Ugandan Shilling
UYU - Uruguayan Peso
ZAR - South African Rand

Selected Portfolio

FRN - Floating Rate Note
PIK - Payment-In-Kind
PTN - Pass-through Note

Franklin Global Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of six funds (Funds). Effective September 6, 2013, the Trust began offering shares of the Franklin Global Listed Infrastructure Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Time deposits are valued at cost, which approximates fair value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Franklin Templeton Emerging Market Debt Opportunities Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Franklin Templeton Emerging Market Debt Opportunities Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the fund include failure of the fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the fund’s investment objectives.

The Franklin Templeton Emerging Market Debt Opportunities Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Franklin Templeton Emerging Market Debt Opportunities Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. The fund did not hold any option contracts at period end.

4. INCOME TAXES

At April 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

						Franklin
						Tem pleton
	Franklin Global			Franklin	Franklin	Emerging
	Listed	Franklin Global	Franklin	International	Large Cap	Market Debt
	Infrastructure	Real Estate	International	Sm all Cap	Equity	Opportunities
	Fund	Fund	Grow th Fund	Grow th Fund	Fund	Fund

Cost of investments	$9,593,745	$123,312,872	$271,195,357	$1,528,362,371	$118,783,526	$596,388,773

Unrealized appreciation	$1,157,200	$33,578,029	$38,185,103	$418,485,398	$32,282,384	$34,386,459
Unrealized depreciation	(70,302)	(2,249,658)	(5,503,007)	(26,324,938)	(1,039,162)	(41,091,669)
Net unrealized appreciation (depreciation)	$1,086,898	$31,328,371	$32,682,096	$392,160,460	$31,243,222	$(6,705,210)

5. RESTRICTED SECURITIES

At April 30, 2014, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal Amount*/
Shares/Units		Issuer	Acquisition Dates	Cost	Value
Franklin International Small Cap Growth Fund
86,171,640		[a]McBride PLC, pfd., B (Value is 0.01% of Net Assets)	4/28/14	$182,983	$145,466

Franklin Templeton Em erging Market Debt Opportunities Fund
3,699,833		Global Distressed Alpha Fund III LP	10/11/12	$3,874,972	$1,377,744
4,250,000	DEM	NK Debt Corp., 144A, zero cpn., 3/12/20	6/19/07 - 10/14/08	723,263	108,517
18,000,000	DEM	NK Debt Corp., Reg S, zero cpn., 3/12/20	1/25/11 - 6/06/11	2,023,663	459,603
2,000,000	CHF	NK Debt Corp., Reg S, zero cpn., 3/12/20	6/17/11	388,830	81,804
		Total Restricted Securities (Value is 0.34% of Net Assets)		$7,010,728	$2,027,668

*In U.S. dollars unless otherw ise indicated.
[a]The Fund also invests in unrestricted securities of the issuer, valued at $8,375,010 as of April 30, 2014.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin International Small Cap Growth Fund for the nine months ended April 30, 2014, were as shown below.

	Number of			Number of
	Shares Held			Shares Held	Value at
	at Beginning	Gross	Gross	at End of	End of		Investment Realized Capital
Name of Issuer	of Period	Additions	Reductions	of Period	Period		Income	Gain (Loss)
Non-Controlled Affiliates
Aderans Co. Ltd.	2,666,800	751,700	-	3,418,500	$48,563,370		$310,737	$-
Irish Residential Properties REIT PLC, 144A	-	20,000,000	-	20,000,000	28,576,319		-	-
Optimal Payments PLC	14,046,670	-	(2,877,764)	11,168,906	71,457,529		-	17,989,451
RHJ International	4,482,971	-	-	4,482,971	-	a	-	-
Total Affiliated Securities (Value is 7.75% of Net Assets)					$148,597,218		$310,737	$17,989,451

[a] As of April 30, 2014, no longer an affiliate.

7. INVESTMENT IN ALTERNATIVE STRATEGIES (FT) LTD. (FT SUBSIDIARY)

The Franklin Templeton Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted liability company, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At April 30, 2014, the FT Subsidiary’s investments as well as any other assets and liabilities of the FT Subsidiary are reflected in the fund’s Consolidated Statement of Investments. At April 30, 2014, the net assets of the FT Subsidiary were $24,640,761, representing 4.07% of the fund's consolidated net assets. The fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Global Listed Infrastructure Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Transportation Infrastructure	$3,585,398	$445,017		$-	$4,030,415
All Other Equity Investments[b]	6,650,228	-		-	6,650,228
Total Investments in Securities	$10,235,626	$445,017		$-	$10,680,643

Franklin Global Real Estate Fund
Assets:
Investments in Securities
Equity Investments[b]	$152,641,243	$-		$-	$152,641,243
Short Term Investments	-	2,000,000		-	2,000,000
Total Investments in Securities	$152,641,243	$2,000,000		$-	$154,641,243

Franklin International Grow th Fund
Assets:
Investments in Securities:
Equity Investments[b]	$294,277,868	$-	$	- c	$294,277,868
Short Term Investments	9,599,585	-		-	9,599,585
Total Investments in Securities	$303,877,453	$-	$	- c	$303,877,453

Franklin International Small Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Household Products	$8,375,010	$145,466		$-	$8,520,476
All Other Equity Investments[b]	1,826,002,355	-		-	1,826,002,355
Short Term Investments	-	86,000,000		-	86,000,000
Total Investments in Securities	$1,834,377,365	$86,145,466		$-	$1,920,522,831

Franklin Large Cap Equity Fund
Assets:
Investments in Securities:
Equity Investments[b]	$144,273,945	$-		$-	$144,273,945
Short Term Investments	5,752,803	-		-	$5,752,803
Total Investments in Securities	$150,026,748	$-		$-	$150,026,748

Franklin Templeton Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Warrants	$-	$20,335,000	$-	$20,335,000
Quasi-Sovereign and Corporate Bonds	-	154,248,912	8,260,592	162,509,504
Loan Participations and Assignments	-	57,964,981	6,407,467	64,372,448
Credit-Linked Notes	-	485,419	-	485,419
Foreign Government and Agency Securities	-	327,479,849	649,924	328,129,773
Private Limited Partnership Fund	-	-	1,377,744	1,377,744
Short Term Investments	1,565,863	10,907,812	-	12,473,675
Total Investments in Securities	$1,565,863	$571,421,973	$16,695,727	$589,683,563

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$230,705	$-	$230,705

aIncludes common and preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statements of Investments.
cIncludes securities determined to have no value at April 30, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the Franklin Templeton Emerging Market Debt Opportunities Fund for the nine months ended April 30, 2014, is as follows:

								Net Change in
								Unrealized
								Appreciation
	Balance at		Transfers					(Depreciation) on
	Beginning of	Purchases	Into (Out of)	Cost Basis	Net Realized Gain	Net Unrealized Gain	Balance at End of	Assets Held at
	Period	(Sales)	Level 3	Adjustments[a]	(Loss)	(Loss)	Period	Period End

Assets
Quasi-Sovereign and Corporate Bonds	$7,828,000	$-	$-	$-	$-	$432,592	$8,260,592	$432,592
Loan Participations and Assignments	6,366,556	(340,308)	-	270,116	-	111,103	6,407,467	111,103
Foreign Government and Agency Securities	830,063	-	-	-	-	(180,139)	649,924	(180,139)
Private Limited Partnership Fund	3,758,772	-	-	-	-	(2,381,028)	1,377,744	(2,381,028)
Private Limited Partnership Fund - Unfunded
Commitment	11,549	-	-	-	(11,549)	-	-	-
Total	$18,794,940	$(340,308)	$-	$270,116	$(11,549)	$(2,017,472)	$16,695,727	$(2,017,472)

[a]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2014, are as follows:

	Fair Value at					Impact to Fair
	End of					Value if Input
Description	Period	Valuation Technique		Unobservable Inputs Amount/Range		Increases[a]
Assets:
Investments in Securities:

Quasi-Sovereign and Corporate Bonds	$8,260,592	Discounted Cash Flow	Model	Free Cash Flow	$129.1 (mil)	Increase[b]
				Discount for lack of
		Market Comparables		marketability	20%	Decrease[c]
				Weighted average of
Loan Participations and Assignments	6,407,467	Consensus Pricing		offered quotes	$63.61 - $71.11	Increase[c]
				Discount for lack of
Foreign Government and Agency Securities	649,924	Market Comparables		marketability	20%	Decrease[c]
Private Limited Partnership	1,377,744	Discounted Cash Flow	Model	Free Cash Flow	$41.5 (mil)	Increase[c]
				Cost of Equity Capital	20%	Decrease[c]
				Discount for lack of
				marketability	60%	Decrease[b]
Total	$16,695,727

aRepresents the directional change in the fair value of the Level 3 investments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value and net assets.
cRepresents a significant impact to fair value but not net assets.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /s/LAURA F. FERGERSON______

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON______

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 26, 2014

By /s/GASTON GARDEY_____________

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date June 26, 2014